Average Annual Total Returns - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - FidelityZEROExtendedMarketLargeCapIndexFunds-ComboPRO - Fidelity ZERO Large Cap Index Fund	Dec. 30, 2023
Fidelity ZERO Large Cap Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(19.36%)
Since Inception	8.40%	[1]
Fidelity ZERO Large Cap Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.65%)
Since Inception	8.06%	[1]
Fidelity ZERO Large Cap Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.26%)
Since Inception	6.56%	[1]
IXYDD
Average Annual Return:
Past 1 year	(19.37%)
Since Inception	8.38%	[1]

[1]	AFrom September 13, 2018.